UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-03657

Deutsche State Tax-Free Income Series

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 5/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of May 31, 2017 (Unaudited)

Deutsche California Tax-Free Income Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 98.3%
California
Alameda, CA, Corridor Transportation Authority:
Series B, 5.0%, 10/1/2035, INS: AGMC	1,250,000	1,448,838
Series B, 5.0%, 10/1/2036, INS: AGMC	1,050,000	1,213,328
Series B, 5.0%, 10/1/2037, INS: AGMC	500,000	576,900
Anaheim, CA, Other General Obligation Lease, Public Financing Authority, Public Improvements Project:
Series C, Zero Coupon, 9/1/2017, INS: AGMC	1,455,000	1,451,697
Series C, Zero Coupon, 9/1/2018, INS: AGMC	1,000,000	985,540
Series A, 6.0%, 9/1/2024, INS: AGMC	3,500,000	4,290,020
Big Bear Lake, CA, Water Revenue, 6.0%, 4/1/2022, INS: NATL	10,185,000	11,301,989
Cabrillo, CA, County General Obligation Lease, Unified School District, Series A, Zero Coupon, 8/1/2019, INS: AMBAC	4,000,000	3,872,840
California, Alum Rock Union Elementary School District, Election of 2012, Series A, 5.5%, 8/1/2034	5,000,000	6,015,500
California, Coast Community College District, Election of 2012:
Series D, 5.0%, 8/1/2032	7,000,000	8,611,750
Series A, 5.0%, 8/1/2038	11,185,000	12,918,675
California, Eastern Municipal Water District Financing Authority, Water & Wastewater Revenue, Series B, 4.0%, 7/1/2034	11,030,000	11,910,194
California, Eastern Municipal Water District, Water & Wastewater Revenue:
Series A, 5.0%, 7/1/2037	2,755,000	3,257,457
Series A, 5.0%, 7/1/2038	1,930,000	2,276,898
Series A, 5.0%, 7/1/2039	2,025,000	2,385,410
California, Educational Facilities Authority Revenue, Pitzer College, 6.0%, 4/1/2040	10,000,000	11,285,200
California, EL Dorado Irrigation District Revenue:
Series C, 4.0%, 3/1/2034	5,000,000	5,366,150
Series C, 5.0%, 3/1/2032	2,750,000	3,287,213
Series A, 5.0%, 3/1/2034, INS: AGMC	3,000,000	3,459,030
Series C, 5.0%, 3/1/2035	1,550,000	1,824,800
California, Foothill-Eastern Transportation Corridor Agency, Toll Road Revenue, Series A, 5.75%, 1/15/2046	12,500,000	14,434,125
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, 5.0%, 6/1/2040	5,000,000	5,714,200
California, Grossmont-Cuyamaca Community College District, Election of 2012, Series A, 5.25%, 8/1/2033	7,425,000	8,799,293
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, Prerefunded, 6.0%, 7/1/2039	4,000,000	4,421,840
California, Health Facilities Financing Authority Revenue, Providence Health & Services:
Series B, 5.5%, 10/1/2039	2,500,000	2,724,775
Series C, Prerefunded, 6.5%, 10/1/2033	2,000,000	2,151,140
California, Health Facilities Financing Authority Revenue, Sutter Health, Series A, 5.25%, 8/15/2022	1,665,000	1,752,396
California, Los Rios Community College District, Election of 2008, Series A, 5.0%, 8/1/2035	10,000,000	11,042,300
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	6,820,000	9,912,938
California, Mount San Antonio Community College District, Election of 2008, Series 2013A, 5.0%, 8/1/2034	8,520,000	9,883,115
California, Ohlone Community College District, Series C, 4.0%, 8/1/2041	6,115,000	6,495,781
California, Palomar Health, Series B, 4.0%, 8/1/2036	5,085,000	5,389,185
California, Public Finance Authority Revenue, Henry Mayo Newhall Hospital:
5.0%, 10/15/2037	740,000	817,426
5.0%, 10/15/2047	2,650,000	2,887,758
California, Public Finance Authority, University Housing Revenue, Claremont Properties LLC, Claremont Colleges Project, Series A, 144A, 5.0%, 7/1/2047	4,750,000	5,128,527
California, San Gorgonio Memorial Healthcare, Election of 2006, Series C, Prerefunded, 7.2%, 8/1/2039	10,000,000	10,107,500
California, San Mateo Foster City School District, Election 2015, Series A, 4.0%, 8/1/2040	7,680,000	8,118,221
California, South Bayside Waste Management Authority Revenue, Solid Waste Enterprise, Shoreway Environmental, Series A, 6.0%, 9/1/2036	5,000,000	5,505,200
California, State Department of Water Resources Revenue, Center Valley Project, Water Systems:
Series AV, 4.0%, 12/1/2033	6,900,000	7,543,218
Series AV, 4.0%, 12/1/2035	5,355,000	5,805,409
Series AH, Prerefunded, 5.25%, 12/1/2035	45,000	51,629
California, State Educational Facilities Authority Revenue, Pepperdine University, 5.0%, 9/1/2040	2,335,000	2,722,213
California, State General Obligation:
5.0%, 2/1/2033	12,000,000	13,653,480
5.0%, 8/1/2034	5,000,000	5,893,750
5.0%, 4/1/2037	5,000,000	5,721,100
5.0%, 2/1/2043	5,000,000	5,670,600
5.0%, 3/1/2045	6,000,000	6,927,180
5.25%, 9/1/2030	10,000,000	11,609,900
5.25%, 9/1/2032	4,000,000	4,609,920
5.25%, 10/1/2032	15,000,000	17,330,700
5.25%, 4/1/2035	8,000,000	9,215,840
6.25%, 11/1/2034	10,000,000	11,261,800
6.5%, 4/1/2033	14,610,000	16,103,434
California, State General Obligation, Various Purposes:
6.0%, 4/1/2038	7,450,000	8,143,893
6.0%, 11/1/2039	10,000,000	11,202,200
California, State Green Bonds, 5.0%, 10/1/2037	3,500,000	4,077,745
California, State Health Facilities Financing Authority Revenue, Lucile Salter Packard Children's Hospital, Series A, 5.0%, 8/15/2043	3,480,000	3,913,434
California, State Health Facilities Financing Authority Revenue, Scripps Health, Series A, 5.0%, 11/15/2032	1,000,000	1,139,170
California, State Health Facilities Financing Authority Revenue, Sutter Health Obligated Group:
Series B, 5.0%, 11/15/2034	2,560,000	3,015,680
Series B, 5.0%, 11/15/2035	1,000,000	1,175,280
Series A, 5.0%, 8/15/2043	3,750,000	4,259,663
California, State Municipal Finance Authority Revenue, Chevron U.S.A., Inc. Project, Recovery Zone Bonds, Series B, 0.66% *, 11/1/2035, GTY: Chevron Corp.	20,000	20,000
California, State Municipal Finance Authority Revenue, Northbay Healthcare, Series A, 5.25%, 11/1/2047	1,065,000	1,199,499
California, State Public Works Board, Lease Revenue, Series A, 5.0%, 9/1/2039	10,000,000	11,504,800
California, State Public Works Board, Lease Revenue, Capital Projects:
Series I, 5.5%, 11/1/2033	5,400,000	6,518,286
Series G-1, Prerefunded, 5.75%, 10/1/2030	5,500,000	6,117,155
Series I-1, Prerefunded, 6.375%, 11/1/2034	3,000,000	3,392,760
California, State Public Works Board, Lease Revenue, Department of Corrections & Rehabilitation, Series G, 5.25%, 9/1/2033	7,540,000	8,972,751
California, State University Revenue:
Series A, 5.0%, 11/1/2033	8,000,000	9,707,680
Series A, 5.0%, 11/1/2037	8,000,000	9,087,520
Series A, 5.0%, 11/1/2039	2,000,000	2,311,620
California, Statewide Communities Development Authority Revenue, American Baptist Homes West, 6.25%, 10/1/2039, GTY: American Baptist Foundation	7,000,000	7,652,820
California, Statewide Communities Development Authority Revenue, Cottage Health Obligation Group, 5.25%, 11/1/2030	6,000,000	6,616,380
California, Statewide Communities Development Authority Revenue, Covenant Retirement Communities, Inc., Series C, 5.625%, 12/1/2036	2,500,000	2,850,100
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center, Series A, 144A, 5.0%, 12/1/2041	5,000,000	5,418,050
California, Statewide Communities Development Authority Revenue, Sutter Health, Series A, 6.0%, 8/15/2042	10,340,000	11,811,589
California, Sweetwater Union High School District, 5.0%, 8/1/2035	5,000,000	5,816,000
California, Washington Township Health Care District, Election of 2004, Series B, 5.5%, 8/1/2038	4,000,000	4,803,080
California, West Contra Costa Unified School District, Series A, 5.0%, 8/1/2035	4,250,000	4,931,572
California, West Contra Costa Unified School District, Election of 2012, Series A, 5.5%, 8/1/2039	10,000,000	11,931,100
Carson, CA, Redevelopment Housing Agency, Tax Allocation, Series A, 5.25%, 10/1/2036	2,710,000	2,991,650
Cerritos, CA, Community College District, Series A, 5.0%, 8/1/2039	4,355,000	5,071,397
Contra Costa County, CA, GNMA Mortgage-Backed Securities Program, AMT, ETM, 7.75%, 5/1/2022	1,420,000	1,654,598
Cupertino, CA, Union School District, Election of 2012:
Series B, 5.0%, 8/1/2034	1,000,000	1,177,430
Series B, 5.0%, 8/1/2035	2,305,000	2,707,315
Series B, 5.0%, 8/1/2036	1,140,000	1,335,692
Dry Creek, CA, School District General Obligation, Joint Elementary School District, Series A, Zero Coupon, 5/1/2022, INS: AGMC	1,385,000	1,276,291
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series C, 5.0%, 6/1/2044	5,000,000	5,787,750
Escondido, CA, School District General Obligation, Unified High School District, ETM, Zero Coupon, 11/1/2020, INS: NATL	7,000,000	6,734,770
Foothill, CA:
ETM, Zero Coupon, 1/1/2018, INS: AGC, AGMC	10,000,000	9,950,600
ETM, Zero Coupon, 1/1/2020, INS: AGC, AGMC	10,000,000	9,740,600
Garden Grove, CA, Unified School District, Election of 2010, Series C, 5.25%, 8/1/2037	2,500,000	2,950,025
Inglewood, CA, Redevelopment Agency Successor Tax Allocation, Merged Redevelopment Project, Series A, 5.0%, 5/1/2032, INS: Build America Mutual	1,000,000	1,174,180
Long Beach, CA, Harbor Revenue, Series D, 5.0%, 5/15/2039	1,435,000	1,668,733
Long Beach, CA, Unified School District:
5.0%, 8/1/2032	5,245,000	6,031,225
Series E, 5.0%, 8/1/2040	4,460,000	5,252,230
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue, Series A, 5.0%, 6/1/2030	2,000,000	2,448,740
Los Angeles, CA, Community College District, 4.0%, 8/1/2037	6,000,000	6,427,800
Los Angeles, CA, Department of Airports Revenue:
Series A, AMT, 5.0%, 5/15/2040	8,900,000	10,104,170
Series A, 5.25%, 5/15/2039	5,000,000	5,394,750
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:
Series B, AMT, 5.0%, 5/15/2034	3,335,000	3,878,138
Series B, AMT, 5.0%, 5/15/2035	750,000	869,580
Series B, AMT, 5.0%, 5/15/2036	1,200,000	1,387,248
Series A, 5.0%, 5/15/2040	15,000,000	16,583,550
Los Angeles, CA, Department of Water & Power Revenue, Power System:
Series B, 5.0%, 7/1/2033	5,740,000	6,945,170
Series B, 5.0%, 7/1/2043	1,250,000	1,427,988
Los Angeles, CA, Department of Water & Power, Waterworks Revenue:
Series A, 5.0%, 7/1/2034	1,390,000	1,676,576
Series A, 5.0%, 7/1/2036	2,500,000	2,856,875
Los Angeles, CA, Harbor Department:
Series A, AMT, 5.0%, 8/1/2035	6,000,000	6,801,540
Series A, AMT, 5.0%, 8/1/2044	10,000,000	11,171,300
Los Angeles, CA, Harbor Department, Green Bonds, Series C, 4.0%, 8/1/2039	7,000,000	7,435,890
Los Angeles, CA, Municipal Improvement Corp., Lease Revenue, Real Property, Series B, 5.0%, 11/1/2031	10,000,000	12,011,500
Los Angeles, CA, Unified School District, Series F, 5.0%, 1/1/2034	7,540,000	8,156,244
Los Angeles, CA, Wastewater System Revenue, Series D, 5.0%, 6/1/2033	7,000,000	8,356,950
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Series A, 5.0%, 6/1/2035	4,000,000	4,740,120
Modesto, CA, Irrigation District Electric Revenue, 5.0%, 10/1/2033	1,255,000	1,476,959
Mount Diablo, CA, Unified School District, Election of 2010, Series E, 5.0%, 6/1/2037	4,000,000	4,589,000
Northern California, Power Agency, Hydroelectric Project No. 1, Series A, 5.0%, 7/1/2031	1,100,000	1,254,176
Orange County, CA, Community Facilities District No. 2016-1, Esencia Village, Series A, 5.0%, 8/15/2041	6,545,000	7,313,645
Palmdale, CA, School District General Obligation, School Building Project, Zero Coupon, 10/1/2019, INS: AGMC	1,420,000	1,378,990
Pittsburg, CA, Redevelopment Agency Tax Allocation, Los Medanos Community Project, Series A, Prerefunded, 6.5%, 9/1/2028	10,000,000	10,713,900
Port of Oakland, CA, Series 0, AMT, 5.125%, 5/1/2030	1,500,000	1,658,715
Rancho, CA, Water District Financing Authority, Series A, 5.0%, 8/1/2027, INS: FGIC	220,000	221,481
Redwood City, CA, School District General Obligation, Elementary School District, Zero Coupon, 8/1/2017, INS: NATL	1,635,000	1,632,498
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	5,000,000	5,675,850
Sacramento County, CA, Airport Systems Revenue:
Series B, 5.0%, 7/1/2041	3,920,000	4,472,289
Series B, 5.75%, 7/1/2039	2,500,000	2,622,750
Sacramento County, CA, Sanitation Districts Financing Authority Revenue, Series A, 5.0%, 12/1/2044	7,465,000	8,641,111
Sacramento County, CA, Water Finance Authority Revenue, Water Agency Zones 40 & 41, Series B, 1.277% **, 6/1/2039, INS: NATL	10,000,000	8,123,100
Sacramento, CA, Municipal Utility District:
Series U, 5.0%, 8/15/2026, INS: AGMC	1,605,000	1,685,250
Series U, Prerefunded, 5.0%, 8/15/2026, INS: AGMC	1,010,000	1,062,005
Series U, 5.0%, 8/15/2028, INS: AGMC	1,255,000	1,317,436
Series U, Prerefunded, 5.0%, 8/15/2028, INS: AGMC	790,000	830,677
Sacramento, CA, Other General Obligation Lease, City Financing Authority, Series A, 5.4%, 11/1/2020, INS: AMBAC	3,510,000	3,786,518
San Bernardino, CA, County General Obligation, Medical Center Financing Project, 5.5%, 8/1/2017, INS: NATL	595,000	599,689
San Bruno Park, CA, School District, General Obligation:
Zero Coupon, 8/1/2017, INS: AGMC	1,000,000	998,560
Zero Coupon, 8/1/2019, INS: AGMC	1,100,000	1,070,773
San Diego County, CA, Certificates of Participation, County Administration Center Waterfront Park, 5.125%, 2/1/2042	5,000,000	5,559,450
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 5.0%, 7/1/2038	1,500,000	1,659,495
San Diego County, CA, Water Authority:
5.0%, 5/1/2034	7,920,000	9,298,238
Series B, 5.0%, 5/1/2034	3,000,000	3,590,760
San Diego County, CA, Water Authority Revenue, Green Bonds, Series A, 5.0%, 5/1/2032	5,000,000	6,042,300
San Diego, CA, Community College District, Election of 2002, 5.0%, 8/1/2032	1,000,000	1,180,840
San Diego, CA, Unified School District, Series 1, 4.0%, 7/1/2032	7,000,000	7,722,610
San Francisco City & County, CA, Airports Commission, International Airport Revenue:
Series A, AMT, 5.0%, 5/1/2039	5,375,000	5,992,104
Series A, AMT, 5.5%, 5/1/2028	6,000,000	7,059,960
San Francisco City & County, CA, Redevelopment Agency Successor Tax, Transbay Infrastructure Projects, Series B, 5.0%, 8/1/2046, INS: AGM	7,000,000	8,092,420
San Francisco City & County, CA, Redevelopment Agency, Mission Bay South Redevelopment Project, Series A, 5.0%, 8/1/2043	2,100,000	2,360,316
San Francisco City & County, CA, Redevelopment Agency, Successor Agency Tax, Mission Bay North Redevelopment Project, Series A, 5.0%, 8/1/2041, INS: NATL	2,605,000	3,001,689
San Francisco, CA, Bay Area Rapid Transit District:
4.0%, 7/1/2034	2,500,000	2,726,525
4.0%, 7/1/2035	1,500,000	1,625,910
Series A, 5.0%, 7/1/2036	1,500,000	1,736,910
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, 6.0%, 5/1/2039	5,000,000	5,470,400
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series A, 4.0%, 11/1/2036	4,000,000	4,295,360
Series A, 5.0%, 11/1/2035	4,965,000	5,936,204
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay North Redevelopment, Series C, Prerefunded, 6.75%, 8/1/2041	1,000,000	1,206,410
San Joaquin Hills, CA, Toll Road Revenue, Transportation Corridor Agency:
Series A, Zero Coupon, 1/15/2018, INS: NATL	2,640,000	2,597,258
Series A, Zero Coupon, 1/15/2019, INS: NATL	3,185,000	3,044,287
San Jose, CA, Airport Revenue:
Series A, AMT, 5.0%, 3/1/2041	3,000,000	3,457,230
Series A, AMT, 5.0%, 3/1/2047	2,500,000	2,865,200
San Jose, CA, Evergreen Community College District, Election of 2010:
Series A, 5.0%, 8/1/2035	2,100,000	2,409,225
Series A, 5.0%, 8/1/2037	3,760,000	4,313,660
Series A, 5.0%, 8/1/2041	6,500,000	7,457,125
San Juan, CA, San Juan Project, Series D, ETM, 6.75%, 7/1/2020, INS: NATL	525,000	572,859
San Luis Obispo County, CA, Financing Authority Revenue:
Series A, 5.0%, 9/1/2033, INS: Build America Mutual	3,625,000	4,226,134
Series A, 5.0%, 9/1/2034, INS: Build America Mutual	2,205,000	2,560,049
San Marcos, CA, Unified School District, Election of 2010, Series A, 5.0%, 8/1/2038	12,500,000	14,065,000
Santa Ana, CA, Financing Authority, Police Administration & Holding Facility:
Series A, 6.25%, 7/1/2024, INS: NATL	1,000,000	1,237,210
Series A, ETM, 6.25%, 7/1/2024, INS: NATL	1,000,000	1,229,750
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.5%, 9/1/2017, INS: NATL	1,005,000	1,015,985
5.5%, 9/1/2018, INS: NATL	1,060,000	1,114,728
5.6%, 9/1/2019, INS: NATL	1,115,000	1,218,505
5.6%, 9/1/2020, INS: NATL	1,180,000	1,330,851
5.65%, 9/1/2024, INS: NATL	1,445,000	1,772,249
5.65%, 9/1/2025, INS: NATL	1,520,000	1,873,841
5.65%, 9/1/2026, INS: NATL	1,605,000	1,994,453
Santa Monica, CA, Community College District, 2008 Election, Series B, 5.0%, 8/1/2044	7,000,000	8,126,510
Santa Monica, CA, Redevelopment Agency Tax Allocation, Earthquake Recovery Redevelopment, 5.875%, 7/1/2036	2,125,000	2,481,320
Southern California, Metropolitan Water District, Series C, 5.0%, 7/1/2031	5,195,000	5,619,016
Southern California, Metropolitan Water District, Waterworks Revenue:
Series A, 5.75%, 7/1/2021	970,000	1,092,841
Series A, ETM, 5.75%, 7/1/2021	270,000	320,590
Southern California, Public Power Authority Revenue, APEX Power Project:
Series A, 5.0%, 7/1/2036	1,960,000	2,292,886
Series A, 5.0%, 7/1/2037	2,000,000	2,334,000
Series A, 5.0%, 7/1/2038	5,750,000	6,693,977
Tahoe Truckee, CA, School District General Obligation, Unified School District Capital Improvement, Series A, Zero Coupon, 8/1/2022, INS: NATL	3,600,000	3,298,536
Torrance, CA, Torrance Memorial Medical Center, Series A, 5.0%, 9/1/2040	2,000,000	2,142,780
University of California, Regents Medical Center, Pooled Revenue:
Series L, 4.0%, 5/15/2037	6,000,000	6,347,160
Series L, 4.0%, 5/15/2038	4,500,000	4,746,015
University of California, State Revenues:
Series AV, 5.0%, 5/15/2032	4,325,000	5,285,496
Series AV, 5.0%, 5/15/2033	2,000,000	2,430,360
Series AV, 5.0%, 5/15/2034	1,000,000	1,209,310
Series AM, 5.25%, 5/15/2038	5,000,000	5,935,950
Walnut, CA, Energy Center Authority Revenue, 5.0%, 1/1/2033	2,045,000	2,402,507
West Basin, CA, Municipal Water District Revenue, Series B, 5.0%, 8/1/2036	7,000,000	7,849,520
Yuba, CA, Community College District, Series A, 4.0%, 8/1/2033	6,915,000	7,505,818
Total Municipal Bonds and Notes (Cost $908,985,402)		973,067,228
Underlying Municipal Bonds of Inverse Floaters (a) 2.2%
California
Los Angeles, CA, Department of Water & Power Revenue, Series A, 5.0%, 7/1/2039 (b)	10,000,000	10,600,600
Trust: California, Department of Water & Power Revenue, Series 2016-XM0281, 144A, 15.77%, 7/1/2039, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Wastewater Systems Revenue, Series A, Prerefunded, 5.75%, 6/1/2034 (b)	5,555,000	6,090,335
Los Angeles, CA, Wastewater Systems Revenue, Series A, 5.75%, 6/1/2034 (b)	4,445,000	4,873,365
Trust: Los Angeles, CA, Wastewater Systems Revenue, Series 3371-1, 144A, 19.01%, 1/1/2033, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $18,557,590)		21,564,300
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $927,542,992) †	100.5	994,631,528
Floating Rate Notes (a)	(1.5)	(15,000,000)
Other Assets and Liabilities, Net	1.0	10,109,726
Net Assets	100.0	989,741,254

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand either daily or weekly and are shown at their current rates as of May 31, 2017. Maturity date shown is the final maturity date.
** Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of May 31, 2017.
† The cost for federal income tax purposes was $912,260,258. At May 31, 2017, net unrealized appreciation for all securities based on tax cost was $67,371,270. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $73,107,090 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,735,820.
(a) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(b) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
FGIC: Financial Guaranty Insurance Co.
GNMA: Government National Mortgage Association
GTY: Guaranty Agreement
INS: Insured
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (c)	$—	$994,631,528	$—	$994,631,528
Total	$—	$994,631,528	$—	$994,631,528

There have been no transfers between fair value measurement levels during the period ended May 31, 2017.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche California Tax-Free Income Fund, a series of Deutsche State Tax-Free Income Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 21, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 21, 2017